BALANCE SHEETS (PARENTHETICAL) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Series A Preferred stock, par value	$ 0.001	$ 0.001
Series A Preferred stock, shares authorized	51	51
Series A Preferred stock, shares issued	51	51
Series A Preferred stock, shares outstanding	51	51
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	60,501,390	41,302,182	11,159,574
Common stock, shares outstanding	60,501,390	41,302,182	11,159,574